Accounting Policies - Translation of Foreign Operations (Details) $ in Thousands, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 29, 2020 USD ($)	Dec. 29, 2020 MXN ($)
Net investment in foreign operations | TelevisaUnivision (formerly known as UH II)
Detailed information about hedges
Hedging instrument	$ 2,538.8	$ 49,446,349	$ 1,254.5	$ 25,721,539
Open Ended Fund [Member] | Fair value
Detailed information about hedges
Hedging instrument	$ 773,209.0	$ 39,700	$ 46.1	$ 945,176,000
Warrants exercised | Fair value | Univision Holding Inc
Detailed information about hedges
Hedging instrument					$ 17,387,699.0	$ 871,600